May 30, 2025
SDIT ULTRA SHORT DURATION BOND FUND | ULTRA SHORT DURATION BOND FUND - Class Y Prospectus
Investment Goal
Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Ultra Short Duration Bond Fund — Class Y Shares	$38	$119	$208	$468

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Ultra Short Duration Bond Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, futures contracts and forward contracts. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There may also be times when the Fund utilizes futures contracts to take an active position on interest rates to either increase or reduce the interest rate sensitivity of the Fund.

Using a top-down strategy and bottom-up security selection, the sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) seek attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Advisers also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the Fund may invest in securities with any maturity or duration, the Sub-Advisers will strive to maintain a portfolio duration for the Fund of 18 months or less under normal market conditions.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.75% (06/30/20)
Worst Quarter: -1.61% (03/31/20)
The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.21%.
The Fund's Class Y shares commenced operations on August 31, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Best Quarter: 2.75% (06/30/20)
Worst Quarter: -1.61% (03/31/20)
The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.21%.
The Fund's Class Y shares commenced operations on August 31, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Average Annual Total Returns (for the periods ended December 31, 2024)

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ultra Short Duration Bond Fund*	1 Year	5 Years	10 Years	Since Inception (9/28/1993)
Fund Return Before Taxes	5.57%	2.50%	2.13%	2.96%
Fund Return After Taxes on Distributions	3.58%	1.47%	1.25%	1.72%
Fund Return After Taxes on Distributions and Sale of Fund Shares	3.27%	1.47%	1.25%	1.76%
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	4.26%
Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	5.05%	2.24%	1.76%	2.84%

* The Fund's Class Y shares commenced operations on August 31, 2015. For periods prior to August 31, 2015, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.